Expense Example {- Fidelity Low-Priced Stock K6 Fund} - 07.31 Fidelity Low-Priced Stock K6 Fund PRO-10 - Fidelity Low-Priced Stock K6 Fund - Fidelity Low-Priced Stock K6 Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628